ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
1
At October 31, 2023, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 10.3%
U.S. Treasury Securities - 10.3%
5,055,000 U.S. Treasury Bond 3.88%  02/15/43 $ 4,203,943
5,005,000 U.S. Treasury Bond 3.88  05/15/43 4,157,669
4,712,000 U.S. Treasury Bond 4.38  08/15/43 4,203,251
5,382,000 U.S. Treasury Bond 3.63  02/15/53 4,194,596
5,320,000 U.S. Treasury Bond 3.63  05/15/53 4,147,938
4,902,000 U.S. Treasury Bond 4.13  08/15/53 4,194,274
25,101,671
Total U.S. Government & Agency Obligations (Cost $25,505,832) 25,101,671
Investments, at value - 10.3% (Cost $25,505,832) $ 25,101,671
Other Assets & Liabilities, Net - 89.7% 218,197,853
Net Assets - 100.0% $ 243,299,524
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(421) CBOE VIX Future 11/15/23 $ (8,544,955) $ (7,631,383) $ 913,572
(410) CBOE VIX Future 12/20/23 (8,216,326) (7,626,246) 590,080
804 S&P 500 E-mini Future 12/15/23 165,884,307 169,332,450 3,448,143
$ 149,123,026 $ 154,074,821 $ 4,951,795
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 4,951,795
Level 2 - Other Significant Observable Inputs 25,101,671 –
Level 3 - Significant Unobservable Inputs – –
Total $ 25,101,671 $ 4,951,795
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.